Employee Benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefits
Note 10: Employee Benefits
Defined contribution plans
The Company offers a variety of defined contribution plans across the world, in the U.S. benefit plans are pursuant to Section 401(k) of the Internal Revenue Code. For certain plans, the Company, at its discretion, can match eligible employee contributions of up to 100% of amounts contributed up to 3% of an individual’s annual compensation and subject to limitation under federal law. Additionally, the Company sponsors a number of defined contribution plans pursuant to the requirements of certain countries in which it has operations. Contributions to defined contribution plans are charged as an expense as the contributions are paid or become payable and are reflected in Cost of services and Operating, administrative and other on the consolidated statements of operations. Defined contribution plan expense was $36.1 million, $27.8 million and $26.3 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Defined benefit plans
The Company offers defined benefit plans in certain jurisdictions. In the UK, the Company provides a funded defined benefit plan to certain employees and former employees and has an obligation to pay unfunded pensions to six former employees or their surviving spouses. The defined benefit plan provides benefits based on final pensionable salary and has been closed to new members and future accruals since October 31, 2009. Also, in the UK, the Company operates a hybrid pension plan that includes characteristics of both a defined contribution and a defined benefit plan (the “Hybrid Plan”). The Company formally gave notice to freeze this plan effective March 31, 2002 and, subject to certain transitional arrangements, introduced a defined contribution plan for employees from that date.
During the year ended December 31, 2017, the Company elected to curtail and settle a pension plan, which the Company acquired as part of a business combination during the year ended December 31, 2016, which resulted in a gain of $10.0 million.
The net asset/ liability for defined benefit plans is presented within Other non-current liabilities and is comprised of the following (in millions):

	As of December 31, 2018	As of December 31, 2017
Present value of funded obligations	$(182.9)	$(222.6)
Fair value of defined benefit plan assets	188.2	213.6
Net asset/(liability)	$5.3	$(9.0)

The Company has no legal obligation to settle the liabilities with an immediate contribution or an additional one-off contribution. The Company intends to continue to contribute to its defined benefit plans at a rate in line with the latest recommendations provided by the plans’ actuaries and trustees.
Total employer contributions expected to be paid for the year ending December 31, 2019 for the UK defined benefit plans are $6.5 million.
Changes in the net asset/ liability for defined benefit plans were as follows (in millions):

	As of December 31, 2018	As of December 31, 2017
Change in pension benefit obligations:
Balance at beginning of year	$(222.6)	$(274.5)
Service cost	—	(3.3)
Interest cost	(5.1)	(7.2)
Actuarial gains (losses)	17.2	(7.2)
Benefits paid	14.3	16.1
Curtailments, settlements and terminations	—	83.2
Foreign exchange movement	13.3	(29.7)
Balance at end of year	(182.9)	(222.6)

Change in pension plan assets:
Balance at beginning of year	213.6	243.6
Actual return on plan assets	(7.5)	20.5
Employer contributions	9.5	9.9
Benefits paid	(14.3)	(16.1)
Curtailments, settlements and terminations	—	(71.0)
Foreign exchange movement	(13.1)	26.7
Balance at end of year	188.2	213.6

Over funded (unfunded) status at end of year	$5.3	$(9.0)

Total amounts recognized in the consolidated statements of operations were as follows (in millions):

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Service and other cost	$—	$(2.6)	$(0.4)
Interest cost	(5.1)	(7.2)	(7.0)
Expected return on assets	8.4	8.9	9.0
Curtailments, settlements and terminations	—	9.6	—
Amortization of net loss	(0.1)	(0.3)	(0.1)
Net periodic pension benefit	$3.2	$8.4	$1.5

Total actuarial gains and losses recognized in Accumulated other comprehensive loss were as follows (in millions):

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Cumulative actuarial (losses) gains at beginning of year	$(6.4)	$(10.8)	$0.5
Actuarial gains (losses) recognized during the period, net of tax [1]	1.8	3.3	(12.7)
Amortization of net loss	0.1	0.3	0.1
Curtailments, settlements and terminations	—	2.1	—
Foreign exchange movement	1.1	(1.3)	1.3
Cumulative actuarial losses at end of year	$(3.4)	$(6.4)	$(10.8)
(1) Actuarial (losses) gains recognized are reported net of tax benefit (expense) of $0.6 million, $(1.1) million and $2.6 million for the years ended December 31, 2018, 2017 and 2016 respectively.
For the year ended December 31, 2017, the Company reclassified losses of $2.1 million out of Accumulated other comprehensive income in relation to the settlement of the Netherlands pension plan. The Company anticipates that $0.1 million of the net actuarial loss in Accumulated other comprehensive loss will be recognized as a component of net periodic pension cost in 2019.
The expected rate of return on plan assets has been calculated by taking a weighted average of the expected return on assets, weighted by the actual asset allocation at each reporting period. The Company uses investment services to assist with determining the overall expected rate of return on pension plan assets. Factors considered in this determination include historical long-term investment performance and estimates of future long-term returns by asset class.
The discount rate is determined using a cash flow matching method and a yield curve which is based on AA corporate bonds with extrapolation beyond 30 years in line with a gilt yield curve to 50 years. For beyond 50 years, due to absence of data, flat forward rates are assumed.

Principal actuarial assumptions	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Discount rate	2.9%	2.4%	2.5%
Expected return on plan assets	4.2%	4.3%	3.8%
The Company evaluates these assumptions on a regular basis taking into consideration current market conditions and historical market data. A lower discount rate would increase the present value of the benefit obligation. Other changes in actuarial assumptions, such as plan participants’ life expectancy, can also have a material impact on the net benefit obligation.

Major categories of plan assets:	As of December 31, 2018	As of December 31, 2017
Equity instruments	43%	55%
Debt, cash and other instruments	57%	45%
	100%	100%

As of December 31, 2018 and 2017, plan assets of $188.2 million and $213.6 million were held within instruments whose fair values can be readily determinable, but do not have regular active market pricing (Level 2). Assets include marketable equity securities in both UK and U.S. companies, including U.S. and non-U.S. equity funds. Debt securities consist of mainly fixed income bonds, such as corporate or government bonds. For certain funds, the assets are valued using bid-market valuations provided by the funds’ investment managers. The plans do not invest directly in property occupied by the Company or in financial securities issued by the Company.
The investment strategies are set by the independent trustees of the plans and are established to achieve a reasonable balance between risk and return and to cover administrative expenses, as well as to maintain funds at a level to meet any applicable minimum funding requirements. The actual asset allocations as of December 31, 2018 and 2017 approximate each plan’s target asset allocation percentages and are consistent with the objectives of the trustees, particularly in relation to diversification, risk, expected return and liquidity.
Expected future benefit payments for the defined benefit pension plans are as follows (in millions):

Year Ending December 31,
2019	$6.5
2020	6.7
2021	6.6
2022	6.8
2023	7.5
From 2024 to 2028	39.7

Other employee liabilities
In conjunction with the acquisition of CT on December 31, 2014, an additional payment of $179.8 million was to be made on December 31, 2018 the fourth anniversary of the closing and which was tied to continuing employment. The additional payment was recognized as compensation expense over four years until payment. As of the acquisition date, selling shareholders were given the option to receive the additional payment in the form of the Company’s shares or cash. We settled $128.7 million in cash and 7.4 million shares in lieu of cash, refer to Note 13: Stock-based Payments for details. The accrued value of the cash-settled portion was $105.6 million as of December 31, 2017, and included in Other current liabilities in the consolidated balance sheets.